Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.1%
Aerospace & Defense – 1.3%
AAR Corp*	183,967	$16,496,321
Automobiles – 1.1%
Thor Industries Inc	135,204	14,019,303
Banks – 19.3%
Ameris Bancorp	399,601	29,294,749
Business First Bancshares Inc	735,269	17,359,701
Columbia Banking System Inc	681,413	17,539,571
FB Financial Corp	524,268	29,222,698
First Busey Corp	976,828	22,613,568
Fulton Financial Corp	1,912,433	35,628,627
Nicolet Bankshares Inc	95,085	12,788,932
OFG Bancorp	572,504	24,898,199
Sierra Bancorp	2,171	62,764
Towne Bank/Portsmouth VA	676,181	23,375,577
Wintrust Financial Corp	207,068	27,424,086
		240,208,472
Beverages – 1.4%
Coca-Cola Consolidated Inc	142,910	16,743,336
Building Products – 0.9%
Janus International Group Inc*	1,070,245	10,563,318
Capital Markets – 5.0%
Lazard Inc	357,025	18,843,780
Piper Jaffray Cos	58,351	20,247,213
WisdomTree Investments Inc	1,620,397	22,523,518
		61,614,511
Chemicals – 2.5%
Innospec Inc	181,191	13,980,697
Quaker Chemical Corp	133,285	17,560,299
		31,540,996
Commercial Services & Supplies – 2.1%
Boyd Group Services Inc	109,551	18,479,203
Healthcare Services Group Inc*	458,042	7,708,847
		26,188,050
Construction Materials – 0.9%
Eagle Materials Inc	48,338	11,264,687
Electrical Equipment – 0%
Thermon Group Holdings Inc*	8,781	234,628
Electronic Equipment, Instruments & Components – 4.6%
Fabrinet*	33,520	12,222,062
Insight Enterprises Inc*	55,921	6,342,001
Littelfuse Inc	44,797	11,602,871
Napco Security Technologies Inc	193,136	8,295,191
Vontier Corp	448,812	18,836,640
		57,298,765
Equity Real Estate Investment Trusts (REITs) – 1.7%
Broadstone Net Lease Inc	1,187,078	21,213,084
Food & Staples Retailing – 2.6%
Casey's General Stores Inc	32,253	18,233,266
Ingles Markets Inc	199,996	13,911,722
		32,144,988
Food Products – 0.7%
John B Sanfilippo & Son Inc	126,836	8,153,018
Gas Utilities – 2.3%
Chesapeake Utilities Corp	211,637	28,505,388
Health Care Equipment & Supplies – 4.3%
Carlsmed Inc*	263,653	3,530,314
Enovis Corp*	414,558	12,577,690
Envista Holdings Corp*	944,431	19,238,059
Globus Medical Inc*	191,239	10,952,258
InMode Ltd*	509,656	7,593,874
		53,892,195

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Household Durables – 1.9%
M/I Homes Inc*	99,285	$14,340,725
Meritage Homes Corp	121,123	8,772,939
		23,113,664
Industrial Real Estate Investment Trusts (REITs) – 1.8%
STAG Industrial Inc	645,445	22,777,754
Insurance – 7.2%
Axis Capital Holdings Ltd	289,289	27,713,886
Hanover Insurance Group Inc	185,250	33,646,958
ProAssurance Corp*	753,271	18,070,971
Selective Insurance Group Inc	127,664	10,349,720
		89,781,535
Leisure Products – 1.7%
Malibu Boats Inc*	387,748	12,582,422
YETI Holdings Inc*	261,810	8,686,856
		21,269,278
Life Sciences Tools & Services – 0.8%
Mesa Laboratories Inc	139,402	9,341,328
Machinery – 2.8%
Atmus Filtration Technologies Inc	381,964	17,222,757
Helios Technologies Inc	347,946	18,138,425
		35,361,182
Marine – 1.5%
Kirby Corp*	220,012	18,360,001
Metals & Mining – 2.2%
Commercial Metals Co	476,072	27,269,404
Multi-Utilities – 2.0%
Black Hills Corp	403,762	24,867,702
Oil, Gas & Consumable Fuels – 6.3%
Gulfport Energy Corp*	106,000	19,183,880
HF Sinclair Corp	289,597	15,157,507
Magnolia Oil & Gas Corp	918,201	21,917,458
Oasis Petroleum Inc	222,814	22,141,027
		78,399,872
Real Estate Management & Development – 1.9%
Cushman & Wakefield PLC*	1,491,591	23,746,129
Retail Real Estate Investment Trusts (REITs) – 2.6%
Curbline Properties Corp	568,085	12,668,296
Phillips Edison & Co Inc	556,849	19,116,626
		31,784,922
Semiconductor & Semiconductor Equipment – 2.2%
Rambus Inc*	86,465	9,009,653
Tower Semiconductor Ltd*	260,689	18,847,815
		27,857,468
Software – 2.8%
ACI Worldwide Inc*	121,700	6,422,109
nCino Inc*	563,144	15,266,834
Sapiens International Corp NV	291,326	12,527,018
		34,215,961
Specialized Real Estate Investment Trusts (REITs) – 1.0%
SmartStop Self Storage	331,513	12,478,149
Specialty Retail – 2.4%
Academy Sports & Outdoors Inc	350,227	17,518,354
Boot Barn Holdings Inc*	75,230	12,467,116
		29,985,470
Textiles, Apparel & Luxury Goods – 1.1%
Steven Madden Ltd	410,627	13,747,792
Trading Companies & Distributors – 4.2%
GATX Corp	124,691	21,795,987
MSC Industrial Direct Co Inc	106,768	9,837,603
Rush Enterprises Inc	380,561	20,348,597
		51,982,187
Total Common Stocks (cost $882,521,953)		1,206,420,858

	Shares or Principal Amounts	Value
Repurchase Agreements – 2.3%
ING Financial Markets LLC, Joint repurchase agreement, 4.1600%, dated 9/30/25, maturing 10/1/25 to be repurchased at $13,001,502 collateralized by $12,937,816 in U.S. Treasuries 4.1250% - 4.3750%, 7/31/28 - 1/31/32 with a value of $13,261,538	$13,000,000	$13,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.1000%, dated 9/30/25, maturing 10/1/25 to be repurchased at $16,001,822 collateralized by $15,716,160 in U.S. Treasuries 1.2500% - 6.3750%, 5/31/27 - 11/15/34 with a value of $16,321,873	16,000,000	16,000,000
Total Repurchase Agreements (cost $29,000,000)		29,000,000
Total Investments (total cost $911,521,953) – 99.4%		1,235,420,858
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		7,147,929
Net Assets – 100%		$1,242,568,787

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,177,972,948	95.3%
Israel	38,968,707	3.2
Canada	18,479,203	1.5
Total	$1,235,420,858	100.0%

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,206,420,858	$-	$-
Repurchase Agreements	-	29,000,000	-
Total Assets	$1,206,420,858	$29,000,000	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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